THE VANTAGEPOINT FUNDS

Supplement dated June 27, 2013 to the

Statement of Additional Information dated May 1, 2013, as supplemented

The following changes are made to the statement of additional information (“SAI”) and provide new information that should be read together with the SAI and any supplements thereto.

Information about the Directors

Mr. Michael R. Beasley has decided not to join the Board of Directors (“Board”) of The Vantagepoint Funds, based on his determination that he can no longer make the commitment necessary. Accordingly, Mr. Arthur R. Lynch will continue serving as a member of the Board. Therefore, the following table replaces the information regarding the Directors found in the section entitled “Information about the Officers and Directors” on pages 50 – 53 of the SAI:

Independent Directors

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
N. Anthony Calhoun (65)	Director, Audit Committee Member and Chair, Investment Committee and Nominating and Governance Committee Member	October 31, 2013; Director since November 1998	Independent Consultant (financial consulting) (April 2009 – present); Executive Deputy State Treasurer—Commonwealth of Pennsylvania (August 2007 – March 2009)	N/A

George M. Chamberlain, Jr. (66)	Director, Investment Committee and Nominating and Governance Committee Member	October 31, 2014; Director since January 2012	Director and Vice President, Legal and Business Affairs—SCM Advantage LLC (supply chain consulting) (October 2009 – present); Principal—GMC Consulting (corporate consulting) (May 1999 – present) Board member—Alzheimer’s Association Delaware Valley Chapter (January 2008 – present); Board member—Trapp Family Lodge Cooperative (non-profit) (April 2008 – present); Board member and Vice Chair—Walnut Street Theater (January 2000 – June 2010)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Donna K. Gilding (73)	Director, Investment Committee Member and Chair, and Nominating and Governance Committee Member	October 31, 2013; Director since November 1998	Chief Investment Officer—Lowenhaupt Global Advisors, LLC (Sept. 2006 – present); Trustee (2007 – present) and Chair of Investment Committee (2009 – present)—The National YMCA Fund, Inc.	N/A

Dorothy D. Hayes (62)	Director, Audit Committee Member and Investment Committee Member	October 31, 2014; Director since April 2013	Director, Chair of the Enterprise Risk Committee, and member of Executive Committee—First Tech Federal Credit Union (2011 – present); Director and Chair of the Finance Committee—American Leadership Forum—Silicon Valley (2011 – present); Director (2010 – present), Chair of the Audit Committee (2010 – 2013) and Chair of the Board of Directors and member of Executive and Fund Development Committees (2012 – present)—Silicon Valley FACES; Trustee, chair of the finance committee, member of the executive committee, and member of the investment committee—Computer History Museum (2006 – present); Director and Chair of the Audit Committee—Range Fuels (development-stage biofuels company) (2008 – 2012); Director and Chair of the Finance Committee—Addison Avenue Federal Credit Union (2002 – 2010); Trustee—Foothills Foundation, Foothills Congregational Church (church foundation) (2004 – present); Vice President, Internal Audit—Intuit, Inc. (financial software and services company) (2005 – 2008)	N/A

Name and Age	Positions Held with the Trust	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Arthur R. Lynch (58)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2013; Director since November 1998	President and Chief Executive Officer—SRJ Government Consultants, LLC (October 2009 – present); Deputy City Manager—City of Glendale, Arizona (2005 – October 2009)	N/A

Timothy M. O’Brien (63)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2014; Director since September 2005

Independent Consultant (pension consulting) (2003 – present); Board member and Chair of Audit

Committee and member of

Investment and Benefits

Committees—Public

Employees Retirement

Association of Colorado (July 2011 – present)

N/A

NOTES:

† The Declaration of Trust sets forth the length of the Class 1 and Class 2 Directors’ terms (five years for Class 1 and Class 2 Directors), limits each Class 1 and Class 2 Director’s length of service to 12 consecutive years, and prohibits each Director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the Director’s current term, the end of the Class 1 or Class 2 Director’s 12th year of service, or the Director’s retirement date, whichever occurs first.

Interested Director

Name and Age	Positions Held with the VP Fund	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) and Outside Directorship(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
David R. Mora (68)*	Director	October 31, 2013; Director since November 2011	Board member (January 2005 – present) and Chair of the Board of Directors (January 2010 – present)—ICMA Retirement Corporation; West Coast Regional Director—International City/County Management Association (February 2009 – April 2011); City Manager—City of Salinas, CA (September 1990 – September 2008); Board member—Public Entity Risk Institute (non-profit) (January 2000 – December 2008)	N/A

NOTES:

* Mr. Mora is considered to be an “interested person” of the VP Fund (as that term is defined under the 1940 Act), and thus an “interested director,” because he is a director of ICMA Retirement Corporation (“ICMA-RC”), the parent company of VIA and of ICMA-RC Services, LLC (“RC Services”), the distributor of the VP Fund’s shares.

† The Declaration of Trust sets forth the length of the Interested Director’s term (one year for the Class 3 Director), and prohibits each Director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the Interested Director’s current term, or the Director’s retirement date, whichever occurs first.

Additional Information Regarding the Current Directors

Each current director possesses the specific experience, qualifications, attributes and skills necessary to serve as such. In particular, Mr. Calhoun has financial, executive and public sector experience from previous senior finance-related positions in state, municipal and federal governments; Mr. Chamberlain has experience as a director and officer for other mutual fund complexes, and has investment management, legal and executive experience having served as the Chief Compliance Officer and General Counsel for a mutual fund administrator and General Counsel for an SEC registered investment adviser; Ms. Gilding has experience in the field of investment management as well as executive and public sector experience by serving and having served as a chief investment officer for both SEC registered investment advisers and a municipal government; Ms. Hayes has experience in the field of corporate finance as well as executive, audit and financial experience having served in a variety of finance-related positions at publicly traded companies, and she has served as either a director, committee member or committee chair at several non-profit organizations and credit unions; Mr. Lynch has financial, executive and public sector experience from previous senior finance-related positions for a municipal government; Mr. Mora has executive and public sector experience from senior executive positions in local governments and has experience as a director of an SEC registered investment adviser; and Mr. O’Brien has financial and executive experience having served as a pension consultant and as a chief executive officer for a non-profit organization and has government audit and accounting experience having served as auditor of a state government.

The following replaces the Directors’ compensation table found in the section entitled “Compensation” on pages 56-57 of the SAI.

The following table provides information about compensation received by each Director for the fiscal year ended December 31, 2012.

Name of Person	Aggregate Compensation From the Trust
Independent Directors
N. Anthony Calhoun	$23,424
George M. Chamberlain	$24,019
Dorothy D. Hayes*	$0
Donna K. Gilding	$19,632
Arthur R. Lynch	$22,792
Timothy M. O’Brien	$23,424
Interested Director
David R. Mora	$0

* Ms. Hayes’ service as a Director began on April 1, 2013.

The following replaces the information found in the section entitled “Ownership of Fund Shares by the Directors” on page 57 of the SAI:

The following table represents Fund shares owned by the following Directors as of March 31, 2013:

	Dollar Range of Equity Securities in a Series	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
N. Anthony Calhoun	-0-	None
George M. Chamberlain	-0-	None
Donna K. Gilding	-0-	None
Dorothy D. Hayes*	-0-	None
Arthur R. Lynch	Low Duration Bond Fund – $50,001 – $100,000; Mid/Small Company Index Fund – Over $100,000; Model Portfolio Long-Term Growth Fund – Over $100,000.	Over $100,000
Timothy M. O’Brien	Equity Income – $10,001-$50,000; Growth & Income Fund – $10,001-$50,000; Select Value Fund – $10,001-$50,000; Discovery Fund – $10,001-$50,000.	$10,001-$50,000
Interested Director
David R. Mora	-0-	None
*	Ms. Hayes’ service as a Director began on April 1, 2013.

As of March 31, 2013, Directors and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Series (or each class thereof, as applicable).

Please retain this supplement for future reference.